March 4, 2026

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re: Wilton Reassurance Life Co of New York Variable Life Separate Account A (File No. 811-21250)

Dear Commissioners:

On behalf of Wilton Reassurance Life Co of New York Variable Life Separate Account A (the “Separate Account”) of Wilton Reassurance Life Company of New York (the “Company”), incorporated by reference are Annual Reports for the underlying funds of the Separate Account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”). The Company understands that the Funds have filed their Annual Reports with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Annual Report filings are as follows:

THE ALGER PORTFOLIOS	Alger Balanced Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Capital Appreciation Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Large Cap Growth Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Mid Cap Growth Portfolio - Class I-2	811-05550

THE ALGER PORTFOLIOS	Alger Small Cap Growth Portfolio - Class I-2	811-05550

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS Relative Value Portfolio - Class A	811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS International Value Portfolio - Class A	811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS Small Cap Growth Portfolio - Class A	811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.	AB VPS Discovery Value Portfolio - Class A	811-05398

DEUTSCHE DWS VARIABLE SERIES II	DWS Global Income Builder VIP (Class A)	811-05002

DEUTSCHE DWS INVESTMENTS VIT FUNDS	DWS Equity 500 Index VIP - Class A	811-07507

DEUTSCHE DWS INVESTMENTS VIT FUNDS	DWS Small Cap Index VIP - Class A	811-07507

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	811-05361

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP ContrafundSM Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Disciplined Small Cap Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Emerging Markets Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Equity-Income PortfolioSM - Initial Class	811-03329

801 Main Avenue, 5th Floor, Norwalk, CT 06851 t: 203.762.4400

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Government Money Market Portfolio - Initial Class	811-05361

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Growth & Income Portfolio - Initial Class	811-07205

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Growth Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP High Income Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Index 500 Portfolio - Initial Class	811-05511

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	811-05361

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Mid Cap Portfolio - Initial Class	811-07205

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Overseas Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Real Estate Portfolio - Initial Class	811-03759

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Value Portfolio - Initial Class	811-03329

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Value Strategies Portfolio - Initial Class	811-07205

FIDELITY® VARIABLE INSURANCE PRODUCTS	Fidelity® VIP Index 500 Portfolio - Service Class	811-05511

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Income VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Mutual Global Discovery VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Mutual Shares VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Small Cap Value VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Small-Mid Cap Growth VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Strategic Income VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin U.S. Government Securities VIP Fund - Class 1	811-05583

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Templeton Global Bond VIP Fund - Class 1	811-05583

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Equity and Income Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Core Plus Bond Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Global Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Global Strategic Income Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. International Growth Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Main Street Fund® - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Main Street Small Cap Fund® - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Global Fund - Series II	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. American Franchise Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. American Value Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Core Equity Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Diversified Dividend Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Government Securities Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Growth and Income Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. High Yield Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. EQV International Equity Fund - Series I	811-07452

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	Invesco V.I. Main Street Mid Cap Fund® - Series I	811-07452

JANUS ASPEN SERIES	Janus Henderson Balanced Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Enterprise Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Flexible Bond Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Forty Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Mid Cap Value Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Overseas Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Research Portfolio - Institutional Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Balanced Portfolio - Service Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Global Research Portfolio - Service Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Mid Cap Value Portfolio - Service Shares	811-07736

JANUS ASPEN SERIES	Janus Henderson Overseas Portfolio - Service Shares	811-07736

LAZARD RETIREMENT SERIES, INC.	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares	811-08071

FRANKLIN TEMPLETON FUND ADVISER, LLC	ClearBridge Variable Large Cap Value Portfolio - Class I	811-21128

FRANKLIN TEMPLETON FUND ADVISER, LLC	Western Asset Variable Global High Yield Bond Portfolio - Class I	811-06310

MFS® VARIABLE INSURANCE TRUST II	MFS® High Yield Portfolio - Initial Class	811-03732

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Trust Series - Initial Class	811-08326

MFS® VARIABLE INSURANCE TRUST II	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	811-03732

MFS® VARIABLE INSURANCE TRUST	MFS® New Discovery Series - Initial Class	811-08326

MFS® VARIABLE INSURANCE TRUST	MFS® Total Return Series - Initial Class	811-08326

MFS® VARIABLE INSURANCE TRUST	MFS® Utilities Series - Initial Class	811-08326

MFS® VARIABLE INSURANCE TRUST	MFS® Value Series - Initial Class	811-08326

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	811-07607

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.	Morgan Stanley VIF Growth Portfolio - Class I	811-07607

ALPS VARIABLE INVESTMENT TRUST	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Balanced ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Conservative ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Growth ETF Asset Allocation Portfolio Class I	811-21987

ALPS VARIABLE INVESTMENT TRUST	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	811-21987

PIMCO VARIABLE INSURANCE TRUST	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	811-08399

PIMCO VARIABLE INSURANCE TRUST	PIMCO VIT Real Return Portfolio - Administrative Shares	811-08399

PIMCO VARIABLE INSURANCE TRUST	PIMCO VIT Total Return Portfolio - Administrative Shares	811-08399

FRANKLIN ADVISERS, INC.	Putnam VT High Yield Fund - Class IA	811-05346

PUTNAM INVESTMENT MANAGEMENT, LLC	Putnam VT International Value Fund - Class IA	811-05346

T. ROWE PRICE EQUITY SERIES, INC.	T. Rowe Price Blue Chip Growth Portfolio - I	811-07143

T. ROWE PRICE EQUITY SERIES, INC.	T. Rowe Price Equity Income Portfolio - I	811-07143

VANECK VIP TRUST	VanEck VIP Emerging Markets Fund - Initial Class	811-05083

VANECK VIP TRUST	VanEck VIP Global Resources Fund - Initial Class	811-05083

These Annual Reports are for the period ending December 31, 2025 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 491-8364.

Very truly yours,

/s/ Karen Carpenter

Karen Carpenter

Assistant General Counsel

Chief Compliance Officer – Separate Accounts